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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ________________
  This Amendment (Check only one.):      [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:   Lionstone GP, LLC
        152 W 57TH ST, 36th Floor, New York, NY 10019

Form 13F File Number:  28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Leon Lowenstein
Title:   Managing Member
Phone:   (212) 207-8001

Signature, Place, and Date of Signing:

    /s/ Leon Lowenstein            New York, NY             February 14, 2013
---------------------------  --------------------------  -----------------------
       [Signature]                 [City, State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         15

Form 13F Information Table Value Total:   $118,044
                                       -----------
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

                                                       Value                               Investment    Other
       Name of Issuer        Title of Class   CUSIP   (x1000)  Shares Held SH/PRN Put/Call Discretion  Managers   SOLE   Shared None
---------------------------- -------------- --------- -------- ----------- ------ -------- ---------- ---------- ------- ------ ----
AON PLC                      SHS CL A       G0408V102    6,477     116,500 SH              SOLE                  116,500
APPLE INC                    COM            037833100   15,119      28,410 SH              SOLE                   28,410
CHARTER COMMUNICATIONS INC D CL A NEW       16117M305   10,245     134,380 SH              SOLE                  134,380
GENERAL MTRS CO              COM            37045V100    6,663     231,100 SH              SOLE                  231,100
GOOGLE INC                   CL A           38259P508    7,802      11,030 SH              SOLE                   11,030
HORNBECK OFFSHORE SVCS INC N COM            440543106   13,118     382,000 SH              SOLE                  382,000
HUNTINGTON INGALLS INDS INC  COM            446413106    7,953     183,500 SH              SOLE                  183,500
LIBERTY INTERACTIVE CORP     INT COM SER A  53071M104    9,037     459,200 SH              SOLE                  459,200
LIBERTY INTERACTIVE CORP     LBT VENT COM A 53071M880      537       7,922 SH              SOLE                    7,922
LOWES COS INC                COM            548661107   11,704     329,500 SH              SOLE                  329,500
NEWS CORP                    CL A           65248E104    9,531     373,600 SH              SOLE                  373,600
VIACOM INC NEW               CL B           92553P201    8,876     168,300 SH              SOLE                  168,300
WYNDHAM WORLDWIDE CORP       COM            98310W108    5,800     109,000 SH              SOLE                  109,000
PROSHARES TR II              ULTRASHRT EURO 74347W882    3,704     194,850 SH              SOLE                  194,850
SPDR GOLD TRUST              GOLD SHS       78463V107    1,478       9,125 SH              SOLE                    9,125

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